Schedule of Investments (unaudited) April 30, 2019	iShares® Edge MSCI Min Vol EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.3%
AGL Energy Ltd.	1,186,600	$18,566,242
Amcor Ltd./Australia	2,979,754	33,619,723
Aurizon Holdings Ltd.	3,846,281	12,886,298
AusNet Services	10,574,717	13,211,353
Australia & New Zealand Banking Group Ltd.	744,810	14,259,181
Brambles Ltd.	1,304,890	11,067,286
Caltex Australia Ltd.	942,969	18,059,518
Coca-Cola Amatil Ltd.	1,967,029	12,183,544
Cochlear Ltd.	158,275	20,868,914
Commonwealth Bank of Australia	1,033,519	54,209,014
CSL Ltd.	167,050	23,347,496
Dexus	3,237,070	28,480,152
Flight Centre Travel Group Ltd.	158,446	4,282,454
Goodman Group	2,475,309	22,927,965
GPT Group (The)	4,980,847	20,088,061
Insurance Australia Group Ltd.	3,439,822	19,078,419
James Hardie Industries PLC	776,461	10,536,755
Medibank Pvt Ltd.	4,728,790	9,519,108
Mirvac Group	10,538,671	20,991,935
National Australia Bank Ltd.	749,317	13,369,764
Newcrest Mining Ltd.	1,936,858	34,095,076
Scentre Group	12,914,372	34,722,969
Sonic Healthcare Ltd.	2,649,285	47,829,544
Stockland	2,730,857	7,246,370
Sydney Airport	1,695,919	9,095,787
Telstra Corp. Ltd.	11,083,504	26,367,805
Transurban Group	5,446,566	51,523,130
Vicinity Centres	11,182,574	19,991,975
Wesfarmers Ltd.	2,882,890	73,068,701
Westpac Banking Corp.	1,389,216	26,899,274
Woolworths Group Ltd.	4,671,313	104,719,751

		817,113,564

Belgium — 2.8%
Ageas	399,013	21,017,183
Colruyt SA	982,878	70,783,157
Groupe Bruxelles Lambert SA	990,437	94,592,778
KBC Group NV	276,845	20,483,388
Proximus SADP	2,320,001	64,870,660
UCB SA	613,322	48,609,414

		320,356,580

Denmark — 3.2%
Carlsberg A/S, Class B	221,370	28,571,589
Chr Hansen Holding A/S	201,837	20,572,579
Coloplast A/S, Class B	351,812	37,929,249
DSV A/S	556,569	51,382,155
H Lundbeck A/S	207,261	8,711,517
ISS A/S	739,657	22,983,645
Novo Nordisk A/S, Class B	886,374	43,309,801
Orsted A/S(a)	924,821	70,746,554
Pandora A/S	301,063	12,618,014
Tryg A/S	1,952,187	59,606,079

		356,431,182

Finland — 1.6%
Elisa OYJ	1,579,311	66,956,631
Neste OYJ	544,344	17,959,773
Sampo OYJ, Class A	2,093,082	95,611,474

		180,527,878

Security	Shares	Value

France — 6.3%
Aeroports de Paris	269,492	$54,846,803
Air Liquide SA	244,461	32,478,857
Covivio	142,253	15,384,321
Danone SA	566,159	45,734,379
Dassault Aviation SA	3,126	4,725,965
Dassault Systemes SE	60,338	9,537,918
EssilorLuxottica SA	291,991	35,504,941
Eutelsat Communications SA	296,291	5,342,741
Getlink SE	762,193	12,257,629
Hermes International	133,142	93,585,964
L’Oreal SA	269,865	74,127,520
Orange SA	3,012,013	47,139,761
Pernod Ricard SA	170,167	29,626,217
Sanofi	952,752	82,739,925
SCOR SE	228,853	9,325,456
SEB SA	38,871	7,109,441
Societe BIC SA	134,513	11,585,045
Sodexo SA(b)	368,000	42,169,721
Thales SA	556,843	66,430,577
TOTAL SA	407,458	22,624,150

		702,277,331

Germany — 3.9%
adidas AG	28,905	7,421,431
Axel Springer SE	81,008	4,584,679
Beiersdorf AG	515,468	56,289,654
Deutsche Lufthansa AG, Registered	279,525	6,741,438
Deutsche Telekom AG, Registered	2,170,336	36,275,274
Fraport AG Frankfurt Airport Services Worldwide(b)	75,224	6,224,976
Fresenius Medical Care AG & Co. KGaA	552,217	46,390,488
Hannover Rueck SE	116,972	17,618,575
Henkel AG & Co. KGaA	317,374	30,215,120
Innogy SE(c)	868,433	37,664,905
Innogy SE, New(a)	213,867	9,920,391
Merck KGaA	298,540	31,744,376
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	301,995	75,473,451
RTL Group SA	597,915	33,571,193
SAP SE	70,518	9,055,207
Symrise AG	70,524	6,773,410
TUI AG	321,746	3,581,215
Uniper SE	513,955	15,557,481

		435,103,264

Hong Kong — 9.1%
BOC Hong Kong Holdings Ltd.	5,340,000	23,890,942
CK Infrastructure Holdings Ltd.	6,940,500	56,352,748
CLP Holdings Ltd.	14,088,000	159,727,688
Dairy Farm International Holdings Ltd.	2,741,800	21,468,294
Hang Seng Bank Ltd.	2,864,700	75,219,645
HK Electric Investments & HK Electric Investments Ltd.	43,684,500	42,763,525
HKT Trust & HKT Ltd.	62,645,349	97,097,336
Hong Kong & China Gas Co. Ltd.	80,333,092	191,683,723
Hongkong Land Holdings Ltd.	1,250,400	8,715,288
Jardine Matheson Holdings Ltd.(b)	638,400	42,006,720
Jardine Strategic Holdings Ltd.	625,200	23,645,064
Link REIT	4,689,000	54,687,269
MTR Corp. Ltd.	19,391,748	115,430,014
PCCW Ltd.	48,527,000	29,256,980
Power Assets Holdings Ltd.(b)	10,510,000	73,278,227

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Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Min Vol EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Yue Yuen Industrial Holdings Ltd.	1,802,500	$5,824,225

		1,021,047,688

Ireland — 1.4%
AIB Group PLC	2,264,328	10,500,728
Kerry Group PLC, Class A	950,079	106,262,457
Paddy Power Betfair PLC	57,624	4,822,778
Ryanair Holdings PLC, ADR(b)(c)	403,146	31,300,256

		152,886,219

Israel — 1.8%
Azrieli Group Ltd.	103,553	5,889,379
Bank Hapoalim BM	5,935,917	43,600,390
Bank Leumi Le-Israel BM	8,357,594	57,117,575
Bezeq The Israeli Telecommunication Corp. Ltd.	5,400,880	3,689,577
Check Point Software Technologies Ltd.(b)(c)	267,667	32,323,467
Elbit Systems Ltd.	49,410	6,871,571
Mizrahi Tefahot Bank Ltd.	1,978,374	42,737,493
Nice Ltd.(c)	110,182	15,188,655

		207,418,107

Italy — 0.1%
Snam SpA	1,927,745	9,801,848
Terna Rete Elettrica Nazionale SpA	1,185,856	7,094,146

		16,895,994

Japan — 27.6%
ABC-Mart Inc.	525,200	32,631,955
Ajinomoto Co. Inc.	1,377,600	22,171,475
ANA Holdings Inc.	1,824,500	63,691,636
Aozora Bank Ltd.	235,700	5,732,986
Asahi Group Holdings Ltd.	781,500	33,884,296
Astellas Pharma Inc.	5,333,400	72,261,285
Benesse Holdings Inc.	294,000	8,090,774
Canon Inc.	3,235,700	89,742,557
Central Japan Railway Co.	185,100	39,712,364
Chugai Pharmaceutical Co. Ltd.	239,600	15,145,086
Chugoku Electric Power Co. Inc. (The)	2,441,100	29,084,980
Daiichi Sankyo Co. Ltd.	543,000	26,722,182
Daito Trust Construction Co. Ltd.	163,000	21,755,286
Daiwa House REIT Investment Corp.	28,629	65,676,404
East Japan Railway Co.	625,200	58,744,943
FamilyMart UNY Holdings Co. Ltd.	782,404	20,850,057
Hankyu Hanshin Holdings Inc.	448,800	16,722,963
Hikari Tsushin Inc.	85,300	15,731,196
Japan Airlines Co. Ltd.	1,836,200	61,478,696
Japan Post Bank Co. Ltd.	3,676,000	40,365,863
Japan Post Holdings Co. Ltd.	7,910,800	88,288,435
Japan Prime Realty Investment Corp.	13,266	53,004,444
Japan Real Estate Investment Corp.	18,756	103,905,293
Japan Retail Fund Investment Corp.	42,201	80,707,636
Japan Tobacco Inc.	1,719,300	39,765,807
Kamigumi Co. Ltd.	448,800	10,686,578
Kao Corp.	357,500	27,466,914
KDDI Corp.	1,719,300	39,217,793
Kintetsu Group Holdings Co. Ltd.	671,700	29,762,869
Kirin Holdings Co. Ltd.	1,104,400	24,983,486
Kyowa Hakko Kirin Co. Ltd.	312,600	6,051,319
Kyushu Electric Power Co. Inc.	1,377,600	13,321,438
Kyushu Railway Co.	1,914,700	62,233,122
Lawson Inc.	818,700	38,150,869
Maruichi Steel Tube Ltd.	314,500	8,669,046
McDonald’s Holdings Co. Japan Ltd.	1,014,300	46,901,414

Security	Shares	Value

Japan (continued)
MEIJI Holdings Co. Ltd.	478,300	$37,576,880
Mitsubishi Tanabe Pharma Corp.	3,236,700	40,627,669
Mizuho Financial Group Inc.	20,252,300	31,549,038
Nagoya Railroad Co. Ltd.	1,834,800	49,586,963
NEC Corp.	1,094,300	36,795,991
NH Foods Ltd.	168,000	6,742,626
Nippon Building Fund Inc.	16,209	104,348,849
Nippon Prologis REIT Inc.	28,134	60,372,848
Nippon Telegraph & Telephone Corp.	2,600,000	107,758,474
Nissan Motor Co. Ltd.	11,906,300	95,496,276
Nissin Foods Holdings Co. Ltd.	877,500	57,751,515
Nitori Holdings Co. Ltd.	280,000	33,310,887
Nomura Real Estate Master Fund Inc.	36,996	54,177,756
NTT DOCOMO Inc.	6,408,300	138,695,463
Ono Pharmaceutical Co. Ltd.	818,500	15,282,341
Oriental Land Co. Ltd./Japan	652,100	71,840,781
Osaka Gas Co. Ltd.	338,600	6,247,569
Otsuka Corp.	219,700	8,620,328
Otsuka Holdings Co. Ltd.	963,600	34,339,200
Park24 Co. Ltd.	803,600	16,833,210
Ryohin Keikaku Co. Ltd.	45,700	8,674,281
Sankyo Co. Ltd.	711,800	28,024,629
Secom Co. Ltd.	625,200	52,418,564
Seven & i Holdings Co. Ltd.	968,800	33,567,670
Shimamura Co. Ltd.	322,700	24,019,600
Shimano Inc.	74,300	10,867,313
Shionogi & Co. Ltd.	396,000	23,025,778
Suntory Beverage & Food Ltd.	1,719,300	75,641,481
Taisho Pharmaceutical Holdings Co. Ltd.	513,800	47,424,144
Takashimaya Co. Ltd.	468,900	5,258,416
Takeda Pharmaceutical Co. Ltd.	791,500	29,222,429
Terumo Corp.	364,800	10,962,834
Tobu Railway Co. Ltd.	1,117,000	31,491,627
Toho Co. Ltd./Tokyo	294,000	12,287,946
Tokyo Gas Co. Ltd.	948,700	24,080,583
Toray Industries Inc.	1,266,800	8,621,633
Toyo Suisan Kaisha Ltd.	1,387,400	52,755,457
Tsuruha Holdings Inc.	86,300	7,337,921
Unicharm Corp.	468,900	15,362,659
United Urban Investment Corp.	46,890	74,855,596
USS Co. Ltd.	321,400	6,135,097
West Japan Railway Co.	483,600	35,874,327
Yakult Honsha Co. Ltd.	61,000	4,135,129
Yamada Denki Co. Ltd.	9,716,300	45,975,220
Yamaguchi Financial Group Inc.	914,700	6,734,492
Yamazaki Baking Co. Ltd.	448,800	6,656,948

		3,102,679,885

Netherlands — 1.1%
Heineken NV	238,345	25,706,992
Koninklijke Ahold Delhaize NV	2,457,711	59,108,525
NN Group NV	419,403	18,246,378
NXP Semiconductors NV(b)	107,449	11,348,763
Unilever NV, CVA	103,643	6,267,603

		120,678,261

New Zealand — 0.7%
Auckland International Airport Ltd.	1,440,604	7,657,089
Fisher & Paykel Healthcare Corp. Ltd.	1,002,784	10,573,044
Meridian Energy Ltd.	8,170,178	22,121,691
Ryman Healthcare Ltd.	1,434,128	11,620,504

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Min Vol EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Spark New Zealand Ltd.	9,058,662	$22,171,287

		74,143,615

Norway — 0.6%
Gjensidige Forsikring ASA	989,175	19,165,802
Mowi ASA	899,132	19,433,104
Orkla ASA	1,269,444	9,929,482
Telenor ASA	815,043	16,324,423

		64,852,811

Singapore — 4.1%
Ascendas REIT	5,247,600	11,565,383
CapitaLand Mall Trust	27,106,600	48,191,281
DBS Group Holdings Ltd.	3,563,000	73,945,599
Oversea-Chinese Banking Corp. Ltd.(b)	9,791,699	87,040,522
SATS Ltd.	7,824,300	30,062,510
Singapore Airlines Ltd.	8,286,900	58,931,231
Singapore Exchange Ltd.	1,248,000	6,766,265
Singapore Technologies Engineering Ltd.	2,467,200	7,177,573
Singapore Telecommunications Ltd.	32,586,400	75,888,105
United Overseas Bank Ltd.	2,539,900	51,928,752
Wilmar International Ltd.	5,250,600	14,040,688

		465,537,909

Spain — 0.1%
Red Electrica Corp. SA	612,811	12,695,085

Sweden — 1.2%
Hennes & Mauritz AB, Class B	687,491	11,974,035
ICA Gruppen AB(b)	515,489	18,625,665
Svenska Handelsbanken AB, Class A	502,075	5,473,984
Swedbank AB, Class A	659,293	10,683,310
Swedish Match AB	855,377	41,622,565
Telia Co. AB	10,704,134	45,533,216

		133,912,775

Switzerland — 13.9%
Alcon Inc.(c)	356,807	20,547,041
Baloise Holding AG, Registered	370,231	63,437,029
Barry Callebaut AG, Registered	17,193	31,483,943
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	9,378	62,351,276
Chocoladefabriken Lindt & Spruengli AG, Registered	362	27,460,844
Cie. Financiere Richemont SA, Registered	86,360	6,313,857
Givaudan SA, Registered	42,201	109,291,893
Kuehne + Nagel International AG, Registered	735,094	106,801,439
Nestle SA, Registered	1,910,458	183,827,681
Novartis AG, Registered	1,807,411	147,590,451
Partners Group Holding AG	108,116	81,442,435
Roche Holding AG, NVS	605,842	159,694,957
Schindler Holding AG, Registered	44,071	9,359,141
Sonova Holding AG, Registered	130,577	26,333,242
Swiss Life Holding AG, Registered	169,059	79,485,934
Swiss Prime Site AG, Registered	672,222	53,962,473
Swiss Re AG	1,333,493	128,324,164
Swisscom AG, Registered	309,263	144,069,819
Zurich Insurance Group AG	388,302	123,806,987

		1,565,584,606

United Kingdom — 12.3%
Admiral Group PLC	973,185	27,961,987
AstraZeneca PLC	1,038,842	77,546,443
BAE Systems PLC	6,823,832	43,945,693
Berkeley Group Holdings PLC	160,778	7,872,510

Security	Shares	Value

United Kingdom (continued)
BP PLC	1,935,891	$14,107,620
British American Tobacco PLC	674,557	26,293,650
BT Group PLC	7,694,451	22,975,712
Bunzl PLC	268,115	8,070,605
Burberry Group PLC	526,433	13,842,357
Carnival PLC	591,967	31,138,814
Centrica PLC	2,770,061	3,836,890
Coca-Cola European Partners PLC(c)	521,301	27,936,520
Compass Group PLC	4,634,098	105,298,853
Croda International PLC	184,795	12,481,432
Diageo PLC	2,883,079	121,531,944
Direct Line Insurance Group PLC	14,745,988	63,322,567
Experian PLC	270,736	7,853,026
GlaxoSmithKline PLC	5,518,569	113,194,848
HSBC Holdings PLC	7,693,309	66,906,014
Imperial Brands PLC	855,008	27,152,417
Kingfisher PLC	6,570,507	22,621,861
Marks & Spencer Group PLC	6,756,854	25,183,711
National Grid PLC	9,186,037	100,126,135
Pearson PLC	922,693	9,986,217
Persimmon PLC	193,286	5,634,213
Reckitt Benckiser Group PLC	263,418	21,280,802
RELX PLC	4,037,396	92,582,356
Royal Dutch Shell PLC, Class A	1,011,903	32,319,602
Royal Mail PLC	5,989,448	19,738,989
RSA Insurance Group PLC	5,997,638	42,378,011
Severn Trent PLC	651,282	17,286,532
Smith & Nephew PLC	3,199,958	61,760,916
SSE PLC	2,107,943	31,451,090
Taylor Wimpey PLC	3,148,497	7,445,633
Unilever PLC	238,342	14,471,531
United Utilities Group PLC	1,461,654	15,792,663
Vodafone Group PLC	20,459,206	37,873,737

		1,381,203,901

Total Common Stocks — 99.1% (Cost: $10,513,040,980)		11,131,346,655

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.59%(d)(e)(f)	59,242,660	59,266,358
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.37%(d)(e)	3,203,554	3,203,554

		62,469,912

Total Short-Term Investments — 0.6% (Cost: $62,453,302)		62,469,912

Total Investments in Securities — 99.7% (Cost: $10,575,494,282)		11,193,816,567

Other Assets, Less Liabilities — 0.3%		34,218,959

Net Assets — 100.0%		$11,228,035,526

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Min Vol EAFE ETF

(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	57,454,115	1,788,545	59,242,660	$59,266,358	$812,164	(a)	$17,698	$2,906
BlackRock Cash Funds: Treasury, SL Agency Shares	9,114,689	(5,911,135)	3,203,554	3,203,554	144,073		—	—

				$62,469,912	$956,237		$17,698	$2,906

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
ASX SPI 200 Index	240	06/20/19	$26,622	$487,092
Euro STOXX 50 Index	595	06/21/19	23,019	984,332
FTSE 100 Index	229	06/21/19	22,007	498,631
Nikkei 225 Index	10	06/13/19	1,002	5,713
TOPIX Index	151	06/13/19	21,896	48,856

				$2,024,624

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$11,131,346,655	$—	$—	$11,131,346,655
Money Market Funds	62,469,912	—	—	62,469,912

	$11,193,816,567	$—	$—	$11,193,816,567

Derivative financial instruments(a)
Assets
Futures Contracts	$2,024,624	$—	$—	$2,024,624

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

4

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Min Vol EAFE ETF

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt
NVS	Non-Voting Shares

5